Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Loss	¥ (159,590)	¥ (91,022)	¥ (146,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and leasehold improvement	1,049	1,162	1,665
Amortization of right-of-use asset	8,410	8,150	10,981
Amortization of intangible assets	2,100	2,100	2,202
Changes in fair value of warrant	(1,702)	196	(153)
Changes in fair value of amounts due to related party	7,524	6,451	11,242
Share-based compensation expense	109,983	16,208	18,532
Provision of allowance for current expected credit losses	1,203	23	484
Foreign exchange (gains)/losses	2,546	(13,409)	(2,100)
Loss on disposal of property, equipment and leasehold improvement	46	7	16
Deferred income tax	(525)	(525)	(525)
Changes in operating assets and liabilities:
Accounts receivable	(65,602)	(115,954)	(164,816)
Prepayments and other current assets	(7,028)	(8,725)	(5,960)
Accounts payable	89,712	46,857	96,386
Contract liabilities	3,407	(7,818)	5,423
Salary and welfare benefits payable	10,306	10,951	11,444
Tax payable	(2,128)	(1,330)	(140)
Accrued expenses and other current liabilities	(17,680)	(4,251)	(16,085)
Lease liabilities	(8,981)	(8,232)	(10,554)
Deferred revenue		300	825
Net cash used in operating activities	(26,950)	(158,861)	(187,594)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(549)	(1,240)	(1,625)
Proceeds from disposal of property, equipment and intangible assets	22		52
Placement of short-term investments	(42,722)	(182,474)	(63,757)
Cash received from maturities of short-term investments	56,071	211,408
Net cash (used in)/generated from investing activities	12,822	27,694	(65,330)
Cash flows from financing activities:
Cash received from short-term borrowings from bank (Note 10(1))	20,000	10,000	10,000
Cash repayments of short-term borrowings to bank (Note 10(1))		(20,000)	(20,000)
Cash repayments of short-term borrowings to a third party (Note 10(2))			(20,000)
Cash received from long-term borrowings from a third party (Note 14)			19,127
Cash repayments of long-term borrowings to a third party (Note 14)		(11,840)	(7,287)
Cash repayments of amounts due to a related party (Note 22(a)(i))			(15,000)
Cash repayments of amounts due to a related party (Note 22(a)(ii))	(12,610)		(6,328)
Cash payment for PIPE financing cost	(4,953)
Cash receipt of the debt proceeds (Note 13(i))			175,979
Cash payment of the debt proceeds (Note 13(i))			(206,064)
Cash payment for redemption of Series C convertible redeemable preferred shares		(137,202)
Net cash generated from/(used in) financing activities	140,345	(159,042)	583,674
Effect of foreign exchange rate changes on cash and cash equivalents	2,230	42,770	(1,911)
Net increase/(decrease) in cash and cash equivalents and restricted cash	128,447	(247,439)	328,839
Cash and cash equivalents and restricted cash at beginning of the year	119,945	367,384	38,545
Cash and cash equivalents and restricted cash at end of the year	248,392	119,945	367,384
Reconciliation to amounts on consolidated balance sheet:
Restricted cash at end of the year	5,000	5,000	5,000
Cash and cash equivalents at end of the year	243,392	114,945	362,384
Supplemental disclosures of cash flow information:
Cash payments of interest expense	(898)	(2,581)	(10,537)
Cash paid for income tax	(162)	(4)	(3)
Supplemental schedule of non-cash investing and financing activities:
Accretions to preferred shares redemption value	762,169	188,271	(101,467)
Conversion of Preferred Shares into Class A ordinary shares	2,321,050
Right-of-use assets obtained in exchange for obligations	5,602	8,787	16,305
Re-designation from ordinary shares to Pre-A convertible redeemable preferred shares			165,468
Cash held by Prime Impact and cash related to Prime Impact trust account	360,745
Less redemptions	(331,574)
Cash related to trust account, net of redemptions	29,171
Cash consideration for the subscription of shares by the Sponsor	14,787
Cash available for payment of costs	43,958
Less cash paid associated with transaction costs allocated to Reverse Recapitalization	(33,031)
Less cash paid on behalf of the Company for professional expenses	(2,318)
Proceeds from PIPE financing – Prime Impact Cayman LLC	8,609
Proceeds from PIPE financing – World Dynamic Limited	93,436
Proceeds from PIPE financing – Goldrock Holdings Limited	35,863
Total contributions from PIPE financing	137,908
Less cash payment associated with transaction costs allocated to PIPE	(4,953)
Net contributions from Reverse Recapitalization and PIPE financing	132,955
Prime Impact Cayman LLC
Cash flows from financing activities:
Proceeds from PIPE financing	8,609
World Dynamic Limited
Cash flows from financing activities:
Proceeds from PIPE financing	93,436
Goldrock Holdings Limited
Cash flows from financing activities:
Proceeds from PIPE financing	35,863
Series C convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds from issuance of Series convertible redeemable preferred shares, net of issuance cost			97,850
Series D1 convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds from issuance of Series convertible redeemable preferred shares, net of issuance cost			19,400
Series D2 convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds from issuance of Series convertible redeemable preferred shares, net of issuance cost			33,034
Series D3 convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds from issuance of Series convertible redeemable preferred shares, net of issuance cost			¥ 502,963